ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	December 31,
	2011	2012
Accrued payroll and other compensation, including annual performance bonus	13,738	17,089
Accrued license fee	560	7,390
Taxes payable	4,953	4,881
Accrued warranty	596	2,398
Accrued professional services fees	1,039	1,052
Rebate to end customers and distributors	1,526	1,034
Withholding tax payable	224	759
Accrued royalty	999	750
Unearned commission received from depository bank	677	439
Accrued annual leave	459	363
Accrued freight	170	272
Accrual for loss on firm, noncancelable, and unconditional purchase commitments	235	59
Advances from customers	332	17
Unearned government subsidies	1,676	—
Others	1,069	1,366
	28,253	37,869